Expense Example (Money Market Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Money Market Trust
Expense Example:
Year 1	$ 56
Year 3	176
Year 5	307
Year 10	689
Series II, Money Market Trust
Expense Example:
Year 1	77
Year 3	240
Year 5	417
Year 10	$ 930